Total
ESG Diversified Growth Portfolio
ESG Diversified Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ESG Diversified Growth Portfolio		Class I	Class P
Management Fee		0.20%	0.20%
Service Fee		0.20%	none
Other Expenses		0.46%	0.39%
Acquired Fund Fees and Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses	[2]	1.16%	0.89%
Less Expense Reimbursement	[3]	(0.36%)	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.80%	0.60%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	Expense information has been restated to reflect current fees.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2024. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - ESG Diversified Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	82	333	604	1,377
Class P	61	255	465	1,069

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 83% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Principal Investment Strategies

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in eligible mutual funds that have an ESG (“environmental, social and governance”) focus or that meet Pacific Life Fund Advisors LLC’s (“PLFA’s”) ESG investment criteria in this section. The underlying funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.

Under normal market conditions, the Fund’s exposure to the two broad asset classes of debt and equity are expected to be within the following ranges:

Broad Asset Class Allocations
Debt	Equity
15-30%	70-85%

PLFA, the investment adviser to the Fund, manages and oversees the Fund through a two-step process that includes:

(1) Asset Allocation/Portfolio Construction —PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both broad asset classes and narrower asset classes. The broad equity asset class includes asset class categories such as domestic, developed and emerging market international equities. The broad debt asset class includes asset class categories such as investment grade bonds and international debt of developed markets of varying durations. The categories within both broad equity and debt asset classes represented by the ESG Underlying Funds seek better performance relative to their respective category peers.

PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund. PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, and/or the allocations to the ESG Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA considers periodic adjustments to the Fund’s allocations as a result of this analysis. PLFA will also monitor the available ESG Underlying Funds for potential reallocation of Fund assets and/or substitution of ESG Underlying Funds should PLFA consider other eligible funds to be more appropriate for the Fund’s investment.

Investments of the ESG Underlying Funds that invest primarily in equity instruments include: large-, mid- and small-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated), including emerging markets stocks.

Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds (securities of companies that develop or provide products or services that seek to provide environmental solutions); investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency denominated); and debt instruments of varying duration (short, intermediate and long-term).

Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy the following ESG criteria:

(i) An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is applied to ratings provided by established third party ESG ratings providers. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or an assessment of the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks. These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and

(ii) the ESG Underlying Fund’s principal investment strategies, as disclosed in its prospectus, must refer to ESG criteria in describing the ESG Underlying Fund’s process for selecting investments. The ESG criteria may be determined by an independent third-party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.

ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its investment process seeks to provide investment results that correspond to the returns of its benchmark index, then the fund’s benchmark index must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.

PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the requirements described above. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.

The Fund may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust the Fund’s allocations to the ESG Underlying Funds and add or remove ESG Underlying Funds as it deems appropriate to meet the Fund’s investment goal.

The current ESG Underlying Funds are managed by:

● Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC)

● BlackRock Advisors, LLC;

● Calvert Research and Management;

● Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);

● J.P. Morgan Investment Management Inc.; and

● Pacific Investment Management Company LLC.

Each ESG Underlying Fund factors ESG criteria into its investment process.

The ESG Underlying Fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific Capital, LLC (the “Aristotle Fund”) bases its investment process on a combination of Aristotle Pacific Capital, LLC’s fundamental research process and Aristotle Pacific Capital, LLC’s ESG criteria, which involves (i) the application of the ESG exclusionary screens described below (the “ESG Exclusionary Screens”), and (ii) Aristotle Pacific Capital, LLC’s analysis of ESG metrics provided by independent third-party ESG data providers in respect of certain debt securities held by the Aristotle Fund. The ESG-related considerations are described below.

ESG Exclusionary Screens. Under normal circumstances, the Aristotle Fund will invest at least 80% of its assets in debt securities that are permitted investments under the ESG Exclusionary Screens. Aristotle Pacific Capital, LLC has created two ESG Exclusionary Screens, one of which is applicable to corporate debt issuers (the “Corporate Debt Screen”) and the other of which is applicable to government debt issuers (the “Government Debt Screen”). Aristotle Pacific Capital, LLC uses the Corporate Debt Screen to identify a universe of corporate bonds, asset-backed securities, and mortgage-related securities, the issuers of which are not directly involved in (i) the extraction of thermal coal, coal power generation, and providing tailor-made products and services that support thermal coal extraction that contribute materially to company revenue; in each case, such issuers are excluded only to the extent that such activities lead to revenue in excess of Aristotle Pacific Capital, LLC’s revenue threshold (which is currently 9.99%); (ii) the production of tobacco; (iii) the production of controversial military weapons (i.e., weapons that have a disproportionate and indiscriminate impact on civilian populations, sometimes even years after a conflicts has ended); (iv) serious or systematic human rights violations; (v) severe environmental damage; (vi) gross corruption or other serious financial crime (as those terms (iv)-(vi) are determined by Norges Bank). The Aristotle Fund may invest in transition bonds issued by entities that derive revenue from activities in the exclusion list. Transition bonds, also referred to as sustainable bonds, are debt instruments whose proceeds are exclusively used to finance projects aimed at helping the issuer transition to a more sustainable way of doing business. Examples of these bonds are green bonds (used to finance projects with positive environmental impacts), blue bonds (used to raise capital for ocean conservation, marine and fisheries projects) and social bonds (used to finance social projects intended to achieve positive social outcomes and/or address a social issue). Transition bonds issued by entities that derive revenue from activities in the exclusion list above would not be excluded under the Corporate Debt Screen. Aristotle Pacific Capital, LLC uses a combination of issuer lists and ESG-specific issuer information provided by third-party ESG data sources (e.g. Morningstar Sustainalytics and Norges Bank) to determine which issuers are permitted investments under the Corporate Debt Screen. This information is determined by the third-party ESG data providers’ internal methodologies. Aristotle Pacific Capital, LLC uses the Government Debt Screen to identify a universe of sovereign debt issued by government and sovereign issuers that have not received ESG ratings of “high risk” or “severe risk” from the third-party ESG data provider used by Aristotle Pacific Capital, LLC. In the event independent third-party ESG data is not available for an issuer, Aristotle Pacific Capital, LLC may rely on its own research to determine whether a particular debt security is permitted for investment under the applicable ESG Exclusionary Screen. Up to 20% of the Aristotle Fund’s assets may be invested in cash and certain types of debt securities, including collateralized loan obligations, that are not subject to either of the ESG Exclusionary Screens or that would not be permitted investments under the ESG Exclusionary Screens.

ESG Metrics. To evaluate an issuer’s material ESG factors that help inform portfolio management decisions for the Aristotle Fund, Aristotle Pacific Capital, LLC generally relies upon the assessments of third-party ESG data providers that score the material ESG factors of issuers to determine the issuer’s overall ESG rating (the “Overall ESG Rating”). The Overall ESG Ratings consider, as applicable or relevant, the following factors: environmental assessments (involving issues such as greenhouse gas emissions, resource efficiency, use of natural resources and/or waste management), social assessments (involving issues such as human capital management, labor standards, occupational health and safety records, data security and/or product quality and safety) and/or governance assessments (involving issues such as board structure and quality, executive compensation, anti-competitive practices, ownership, shareholder rights, and/or geopolitical risk). When determining an issuer’s Overall ESG Rating, the providers rate the material ESG factors of each issuer within the providers’ universe and then apply weights to each factor’s score to create an aggregate score. Aristotle Pacific Capital, LLC relies upon this Overall ESG Rating when constructing and maintaining the portfolio. In the event that third-party ESG metrics are not available for an issuer considered for investment, Aristotle Pacific Capital, LLC may rely on its own qualitative research as a substitute.

The Aristotle Fund seeks to invest in investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government, or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations, except to the extent that any of these instruments are structured as collateralized loan obligations (collectively, the “Principal Investments”) that would result in an equal or better average Overall ESG Rating for those debt securities than the average Overall ESG Rating of the debt securities representing Principal Investments within the Bloomberg US Aggregate Bond Index (the Aristotle Fund’s benchmark index).

The Aristotle Fund seeks to invest in corporate debt securities with a lower average carbon intensity than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Aristotle Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third-party ESG data provider.

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. This screening criteria is subject to change over time at BlackRock’s discretion. The BlackRock Fund’s investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Certain ESG Underlying Funds are managed by Calvert Research and Management (“Calvert”) (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds, which are bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.

The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (as sub-advised by Geode Capital Management, LLC) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities.

The ESG Underlying Fund managed by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (the “J.P. Morgan Fund”) invests principally in all types of high yield, high risk debt securities. Under normal circumstances, the J.P. Morgan Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations, commitments to purchase loan assignments and preferred stocks that are rated below investment grade or unrated. “Assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the J.P. Morgan Fund’s total assets may be invested in other securities, including investment grade securities. The J.P. Morgan Fund may invest no more than 30% of its net assets in loan assignments and participations (Loans) and contractual obligations to invest in Loans at a future date (Unfunded Commitments). Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. The J.P. Morgan Fund may invest up to 100% of its total assets in high yield bond and non-investment grade bonds. Such securities may include distressed debt. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities. Although the J.P. Morgan Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. J.P. Morgan focuses on value in buying and selling securities for the J.P. Morgan Fund by looking at individual securities against the context of broader market factors. For each issuer, J.P. Morgan performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, J.P. Morgan monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the J.P. Morgan Fund’s investments that are considered to be the most risky. Generally, J.P. Morgan will sell a security when, based on fundamental credit analysis and the considerations described above, J.P. Morgan believes the issuer’s credit quality will deteriorate materially or when J.P. Morgan believes that there is better relative value available in the market in securities of comparable quality.

J.P. Morgan also integrates financially material ESG factors as part of the J.P. Morgan Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its credit analysis, J.P. Morgan seeks to assess the impact of ESG factors on certain issuers in the universe in which the J.P. Morgan Fund may invest. J.P. Morgan’s assessment is based on an analysis of key opportunities and risks across industries to identify financially material issues with respect to the J.P. Morgan Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the J.P. Morgan Fund while the J.P. Morgan Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The ESG Underlying Fund managed by Pacific Investment Management Company LLC (“PIMCO”) (the “PIMCO Fund”) will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The PIMCO Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The PIMCO Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC BlackRock, Calvert, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.

For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 60% S&P 500, 20% Bloomberg US Aggregate Bond, and 20% MSCI ACWI ex USA (net) Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2022: 8.13%; Q2 2022: (13.66%)
Average Annual Total Returns(For the periods ended December 31, 2022)
Average Annual Returns - ESG Diversified Growth Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted October 29, 2021)	(18.08%)	(14.83%)	Oct. 29, 2021
Class P	Class P (incepted October 29, 2021)	(17.97%)	(14.70%)	Oct. 29, 2021
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	(18.11%)	(12.94%)	Oct. 29, 2021
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	(13.01%)	(11.15%)	Oct. 29, 2021
ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	ESG Diversified Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	(16.43%)	(12.59%)	Oct. 29, 2021